Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JPMorgan Trust IV
Entity Central Index Key	0001659326
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000205718 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Research Enhanced Equity Fund
Class Name	Class R6 Shares
Trading Symbol	EMRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Emerging Markets Research Enhanced Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Research Enhanced Equity Fund (Class R6 Shares)	$41	0.35%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Emerging Markets Research Enhanced Equity Fund's Class R6 Shares returned 29.29% for the twelve months ended October 31, 2025. The MSCI Emerging Markets Index (net total return) (the "Index") returned 27.91% for the twelve months ended October 31, 2025.
  The Fund’s holdings in Saudi Arabia and the materials sector contributed to performance relative to the Index.
  The Fund's holdings in Thailand and the energy sector detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Emerging Markets Research Enhanced Equity Fund (Class R6 Shares)	December 11, 2018	29.29%	6.79%	7.95%
MSCI Emerging Markets Index (net total return)		27.91	7.46	8.17

Performance Inception Date	Dec. 11, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,984,798,000
Holdings Count | Holding	327
Advisory Fees Paid, Amount	$ 4,258,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,984,798
Total number of portfolio holdings	327
Portfolio turnover rate	48%
Total advisory fees paid (000's)	$4,258

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000205719 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Research Enhanced Equity Fund
Class Name	Class I Shares
Trading Symbol	EMREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Emerging Markets Research Enhanced Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Research Enhanced Equity Fund (Class I Shares)	$52	0.45%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Emerging Markets Research Enhanced Equity Fund's Class I Shares returned 29.13% for the twelve months ended October 31, 2025. The MSCI Emerging Markets Index (net total return) (the "Index") returned 27.91% for the twelve months ended October 31, 2025.
  The Fund’s holdings in Saudi Arabia and the materials sector contributed to performance relative to the Index.
  The Fund's holdings in Thailand and the energy sector detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Emerging Markets Research Enhanced Equity Fund (Class I Shares)	January 30, 2019	29.13%	6.69%	7.83%
MSCI Emerging Markets Index (net total return)		27.91	7.46	8.17

Performance Inception Date	Jan. 30, 2019
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,984,798,000
Holdings Count | Holding	327
Advisory Fees Paid, Amount	$ 4,258,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,984,798
Total number of portfolio holdings	327
Portfolio turnover rate	48%
Total advisory fees paid (000's)	$4,258

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)